Indefinite-Lived Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Domain names USD ($)	Dec. 31, 2011 Domain names CNY	Dec. 31, 2010 Domain names CNY	Dec. 31, 2011 Trademarks USD ($)	Dec. 31, 2011 Trademarks CNY	Dec. 31, 2010 Trademarks CNY	Dec. 31, 2011 License USD ($)	Dec. 31, 2011 License CNY	Dec. 31, 2010 License CNY
Indefinite-lived intangible assets				$ 1,487	9,360	9,360	$ 564	3,550	1,050	$ 318	2,000	0
Indefinite-lived intangible assets, gross	2,369	14,910	10,410
Impairment loss	(397)	(2,500)	0
Indefinite-lived intangible assets	$ 1,972	12,410	10,410